Land Use Rights, Net (Tables)	12 Months Ended
Sep. 30, 2024
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights	Land use rights as of September 30, 2024 and 2023 consisted of the following:
	September 30, 2024	September 30, 2023
Land use rights, at cost	$1,803,155	$1,734,351
Less: accumulated amortization	(355,205)	(252,756)
Total land use rights, net	$1,447,950	$1,481,595

Schedule of Estimated Future Amortization Expense for Land Use Rights	Estimated future amortization expense for land use rights is as follows as of September 30, 2024:
Years ending September 30,	Amortization expense
2025	$92,422
2026	92,422
2027	92,422
2028	92,422
2029	92,422
Thereafter	985,840
Total	$1,447,950